Transactions in Foreign Currency (Details) - Schedule of assets and liabilities - USD [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Transactions in Foreign Currency (Details) - Schedule of assets and liabilities [Line Items]
Cash and cash equivalents	$ 4,426	$ 51,343
Trade and other receivables	3,262	4,946
Advances to suppliers for work in progress	18,899	10,175
Total assets	26,587	66,464
Trade and other payables	(18,399)	(10,356)
Interest-bearing loans and borrowings	(131,612)	(149,612)
Liabilities	(150,011)	(159,968)
Cross currency swap position	132,000	132,000
Net monetary position	$ 8,576	$ 38,496